Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 27, 2013
Consolidation

Consolidation

The consolidated financial statements include the accounts of Barnes & Noble, Inc. and its wholly and majority-owned subsidiaries. Investments in affiliates in which ownership interests range from 20% to 50%, are accounted for under the equity method. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, the Company is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all short-term, highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.
Merchandise Inventories

Merchandise Inventories

Merchandise inventories are stated at the lower of cost or market. Cost is determined primarily by the retail inventory method under both the first-in, first-out (FIFO) basis and the last-in, first-out (LIFO) basis. B&N College’s textbook and trade book inventories are valued using the LIFO method, where the related reserve was not material to the recorded amount of the Company’s inventories or results of operations at April 27, 2013. NOOK merchandise inventories are recorded based on the average cost method.

Market is determined based on the estimated net realizable value, which is generally the selling price. Reserves for non-returnable inventory are based on the Company’s history of liquidating non-returnable inventory.

The Company also estimates and accrues shortage for the period between the last physical count of inventory and the balance sheet date. Shortage rates are estimated and accrued based on historical rates and can be affected by changes in merchandise mix and changes in actual shortage trends.

During fiscal 2013, the Company recorded $222,235 of additional inventory related charges, of which $175,872 was charged against inventory, $13,800 against purchase commitments and the remainder related to sales allowances, as the holiday sales shortfall resulted in higher than anticipated levels of finished and unfinished goods. Additional provisions may be required if the Company adopts more aggressive short-term promotional strategies, units turn at slower than historical paces, or permanent price markdowns accelerate.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and amortization. For financial reporting purposes, depreciation is computed using the straight-line method over estimated useful lives. For tax purposes, different methods are used. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized. Leasehold improvements are capitalized and amortized over the shorter of their estimated useful lives or the terms of the respective leases. Capitalized lease acquisition costs are being amortized over the lease terms of the underlying leases. Costs incurred in purchasing management information systems are capitalized and included in property and equipment. These costs are amortized over their estimated useful lives from the date the systems become operational.

Other Long-Lived Assets

Other Long-Lived Assets

The Company’s other long-lived assets include property and equipment and amortizable intangibles. At April 27, 2013, the Company had $584,909 of property and equipment, net of accumulated depreciation, and $233,195 of amortizable intangible assets, net of amortization, accounting for approximately 21.9% of the Company’s total assets. The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and considers market participants in accordance with Accounting Standards Codification (ASC) 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets (ASC 360-10). The Company evaluates long-lived assets for impairment at the individual Barnes & Noble store level, except for B&N College long-lived assets, which are evaluated for impairment at the school contract combined store level, which is the lowest level at which individual cash flows can be identified. When evaluating long-lived assets for potential impairment, the Company will first compare the carrying amount of the assets to the individual store’s estimated future undiscounted cash flows. If the estimated future cash flows are less than the carrying amount of the assets, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the assets to the individual store’s fair value based on its estimated discounted future cash flows. If required, an impairment loss is recorded for that portion of the asset’s carrying value in excess of fair value. Impairment losses included in selling and administrative expenses totaled $4,168, $11,747 and $2,857 during fiscal 2013, fiscal 2012 and fiscal 2011, respectively, and are related to individual store locations.

Goodwill and Unamortizable Intangible Assets

Goodwill and Unamortizable Intangible Assets

The costs in excess of net assets of businesses acquired are carried as goodwill in the accompanying consolidated balance sheets.

At April 27, 2013, the Company had $495,496 of goodwill and $314,736 of unamortizable intangible assets (those with an indefinite useful life), accounting for approximately 21.7% of the Company’s total assets. ASC 350-30, Goodwill and Other Intangible Assets, requires that goodwill and other unamortizable intangible assets no longer be amortized, but instead be tested for impairment at least annually or earlier if there are impairment indicators. The Company performs a two-step process for impairment testing of goodwill as required by ASC 350-30. The first step of this test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount. The second step (if necessary) measures the amount of the impairment. The Company completed its annual goodwill impairment test as of the first day of the third quarter of fiscal 2013. In performing the valuations, the Company used cash flows that reflected management’s forecasts and discount rates that included risk adjustments consistent with the current market conditions. Based on the results of the Company’s step one testing, the fair values of the B&N Retail, B&N College and NOOK reporting units as of that date exceeded their carrying values; therefore, the second step of the impairment test was not required to be performed and no goodwill impairment was recognized.

The Company tests unamortizable intangible assets by comparing the fair value and the carrying value of such assets. The Company also completed its annual impairment tests for its other unamortizable intangible assets by comparing the estimated fair value to the carrying value of such assets and determined that no impairment was necessary. Changes in market conditions, among other factors, could have a material impact on these estimates, except for the Company’s publishing contracts.

During the fourth quarter of 2013, the Company has determined that goodwill impairment indicators arose in its NOOK reporting unit as recurring losses have led to revisions in its strategic plans. As a result, during the fourth quarter of fiscal 2013, the Company recorded a non-cash goodwill impairment charge of $18,332 in selling and administrative expenses, which represented all the goodwill in the NOOK reporting unit.

Publishing contracts include the value of long-standing relationships with authors, agents and publishers established upon the Company’s acquisition of Sterling in 2003. Given Sterling’s strong history of maintaining such relationships, the Company believes they produce value indefinitely without an identifiable remaining useful life. However, given recent declines in the physical book business, these contracts were at risk of impairment as of its most recent impairment testing date and may be at risk in the future if declines in sales continue.

In fiscal 2013, the Company decided to shut down the operations of Tikatok. Tikatok was an online platform where parents and their children and others can write, illustrate and publish stories into hardcover and paperback books. This decision resulted in an impairment charge of $1,973, including the write-off of goodwill of $1,947 and intangible assets of $26 during the second quarter of fiscal 2013. The effect of Tikatok operations is not material to the overall results of the Company.

Deferred Charges

Deferred Charges

Costs incurred to obtain long-term financing are amortized over the terms of the respective debt agreements using the straight-line method, which approximates the interest method. Unamortized costs included in other noncurrent assets as of April 27, 2013 and April 28, 2012 were $16,297 and $21,522, respectively. Amortization expense included in interest and amortization of deferred financing fees was $5,470, $5,381 and $16,087 during fiscal 2013, fiscal 2012 and fiscal 2011, respectively.

Revenue Recognition

Revenue Recognition

Revenue from sales of the Company’s products is recognized at the time of sale or shipment, other than those with multiple elements and FOB destination point shipping terms. The Company’s shipping terms are FOB destination point. Certain of the Company sales agreements with these distribution partners contain rights of inspection or acceptance provisions as is standard in the Company’s industry. The Company accrues for estimated sales returns in the period in which the related revenue is recognized based on historical experience and industry standards. ECommerce revenue from sales of products ordered through the Company’s internet site is recognized upon delivery and receipt of the shipment by its customers. Sales taxes collected from retail customers are excluded from reported revenues. All of the Company’s sales are recognized as revenue on a “net” basis, including sales in connection with any periodic promotions offered to customers. The Company does not treat any promotional offers as expenses.

In accordance with ASC 605-25, Revenue Recognition, Multiple Element Arrangements and Accounting Standards Updates (ASU) 2009-13 and 2009-14, for multiple-element arrangements that involve tangible products that contain software that is essential to the tangible product’s functionality, undelivered software elements that relate to the tangible product’s essential software and other separable elements, the Company allocates revenue to all deliverables using the relative selling-price method. Under this method, revenue is allocated at the time of sale to all deliverables based on their relative selling price using a specific hierarchy. The hierarchy is as follows: vendor-specific objective evidence, third-party evidence of selling price, or best estimate of selling price. NOOK® device revenue is recognized at the segment point of sale.

The Company includes post-service customer support (PCS) in the form of software updates and potential increased functionality on a when-and-if-available basis, as well as wireless access and wireless connectivity with the purchase of NOOK® from the Company. Using the relative selling price described above, the Company allocates revenue based on the best estimate of selling price for the deliverables as no vendor-specific objective evidence or third-party evidence exists for any of the elements. Revenue allocated to NOOK® and the software essential to its functionality is recognized at the time of sale, provided all other conditions for revenue recognition are met. Revenue allocated to the PCS and the wireless access is deferred and recognized on a straight-line basis over the 2-year estimated life of NOOK®.

The average percentage of a NOOK®’s sales price that is deferred for undelivered items and recognized over its 2-year estimated life ranges between 2% and 6%, depending on the type of device sold. The amount of NOOK®-related deferred revenue as of April 27, 2013 and April 28, 2012 was $15,331 and $19,785, respectively. These amounts are classified on the Company’s balance sheet in accrued liabilities for the portion that is subject to deferral for one year or less and other long-term liabilities for the portion that is subject to deferral for more than one year.

The Company also pays certain vendors who distribute NOOK® a commission on the content sales sold through that device. The Company accounts for these transactions as a reduction in the sales price of the NOOK® based on historical trends of content sales and a liability is established for the estimated commission expected to be paid over the life of the product. The Company recognizes revenue of the content at the point of sale of the content. The Company records revenue from sales of digital content, sales of third-party extended warranties, service contracts and other products, for which the Company is not obligated to perform, and for which the Company does not meet the criteria for gross revenue recognition under ASC 605-45-45, Reporting Revenue Gross as a Principal versus Net as an Agent, on a net basis. All other revenue is recognized on a gross basis.

The Company rents both physical and digital textbooks. Revenue from physical textbooks is deferred and recognized over the rental period commencing at point of sale. Revenue for digital textbooks is deferred and recognized over the rental period commencing the earlier of when the textbook has been downloaded or one year from point of sale.

NOOK acquires the rights to distribute digital content from publishers and distributes the content on barnesandnoble.com, NOOK® devices and other eBookstore platforms. Certain digital content is distributed under an agency pricing model in which the publishers set fixed prices for eBooks and NOOK receives a fixed commission on content sold through the eBookstore. The majority of the Company’s eBook sales are sold under the agency model.

The Barnes & Noble Member Program offers members greater discounts and other benefits for products and services, as well as exclusive offers and promotions via e-mail or direct mail for an annual fee of $25.00, which is non-refundable after the first 30 days. Revenue is recognized over the twelve-month period based upon historical spending patterns for Barnes & Noble Members.

Research and Development Costs for Software Products

Research and Development Costs for Software Products

The Company follows the guidance in ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed. Capitalization of software development costs begins upon the establishment of technological feasibility and is discontinued when the product is available for sale. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and therefore research and development costs are generally expensed as incurred.

Advertising Costs

Advertising Costs

The costs of advertising are expensed as incurred during the year pursuant to ASC 720-35, Advertising Costs. Advertising costs charged to selling and administrative expenses were $110,878, $116,388 and $73,417 during fiscal 2013, fiscal 2012 and fiscal 2011, respectively.

The Company receives payments and credits from vendors pursuant to co-operative advertising and other programs, including payments for product placement in stores, catalogs and online. In accordance with ASC 605-50-25-10, Customer’s Accounting for Certain Consideration Received from a Vendor, the Company classifies certain co-op advertising received as a reduction in costs of sales and occupancy. The gross co-op advertising expenses noted above were completely offset by allowances received from vendors and the excess allowances received were recorded as a reduction of cost of goods sold or inventory, as appropriate.

Closed Store Expenses

Closed Store Expenses

When the Company closes or relocates a store, the Company charges unrecoverable costs to expense. Such costs include the net book value of abandoned fixtures and leasehold improvements and, when a store is closed prior to the expiration of the lease, a provision for future lease obligations, net of expected sublease recoveries. Costs associated with store closings of $5,006, $551 and $3,899 during fiscal 2013, fiscal 2012 and fiscal 2011, respectively, are included in selling and administrative expenses in the accompanying consolidated statements of operations.

Net Earnings (Loss) Per Common Share

Net Earnings (Loss) Per Common Share

Basic earnings per share represent net earnings (loss) attributable to common shareholders divided by the weighted-average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the impact of common shares issuable upon exercise of the Company’s outstanding stock options. The Company’s unvested restricted shares, unvested restricted stock units and common shares issuable under the Company’s deferred compensation plan are deemed participating securities and are excluded from the dilutive impact of common equivalent shares outstanding under the two-class method since these shares are entitled to participate in dividends declared on common shares. Under the two-class method, earnings (loss) attributable to unvested restricted shares, unvested restricted stock units and common shares issuable under the Company’s deferred compensation plan are excluded from net earnings (loss) attributable to common shareholders for purposes of calculating basic and diluted earnings (loss) per common share. See Note 8 for further information regarding the calculation of basic and diluted earnings (loss) per common share.

Income Taxes

Income Taxes

The provision for income taxes includes federal, state and local income taxes currently payable and those deferred because of temporary differences between the financial statement and tax bases of assets and liabilities. The deferred tax assets and liabilities are measured using the enacted tax rates and laws that are expected to be in effect when the differences reverse. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance, if determined to be necessary.

Stock-Based Compensation

Stock-Based Compensation

The calculation of stock-based employee compensation expense involves estimates that require management’s judgment. These estimates include the fair value of each of the stock option awards granted, which is estimated on the date of grant using a Black-Scholes option pricing model. There are two significant inputs into the Black-Scholes option pricing model: expected volatility and expected term. The Company estimates expected volatility based on traded option volatility of the Company’s stock over a term equal to the expected term of the option granted. The expected term of stock option awards granted is derived from historical exercise experience under the Company’s stock option plans and represents the period of time that stock option awards granted are expected to be outstanding. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, stock-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate, and only recognize expense for those shares expected to vest. If the Company’s actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period. See Note 4 to the Consolidated Financial Statements for a further discussion on stock-based compensation.

Gift Cards

Gift Cards

The Company sells gift cards which can be used in its stores or on barnesandnoble.com. The Company does not charge administrative or dormancy fees on gift cards and gift cards have no expiration dates. Upon the purchase of a gift card, a liability is established for its cash value. Revenue associated with gift cards is deferred until redemption of the gift card. Over time, some portion of the gift cards issued is not redeemed. The Company estimates the portion of the gift card liability for which the likelihood of redemption is remote based upon the Company’s historical redemption patterns. The Company records this amount in income on a straight-line basis over a 12-month period beginning in the 13th month after the month the gift card was originally sold. If actual redemption patterns vary from the Company’s estimates, actual gift card breakage may differ from the amounts recorded. The Company recognized gift card breakage of $23,929, $29,284 and $25,904 during fiscal 2013, fiscal 2012 and fiscal 2011, respectively. The Company had gift card liabilities of $341,036 and $321,362 as of April 27, 2013 and April 28, 2012, respectively.

Reclassifications

Reclassifications

Certain prior-period amounts have been reclassified for comparative purposes to conform with the fiscal 2013 presentation.

The Company reclassified $47,026 from other long-term liabilities to accrued liabilities related to the current portion of deferred rent and tenant allowances on the April 28, 2012 balance sheet for comparative purposes to conform with the fiscal 2013 presentation.

Reporting Period

Reporting Period

The Company’s fiscal year is comprised of 52 or 53 weeks, ending on the Saturday closest to the last day of April. The reporting periods ended April 27, 2013, April 28, 2012 and April 30, 2011 all contained 52 weeks.